SECURITIES AVAILABLE FOR SALE	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
SECURITIES AVAILABLE FOR SALE [Abstract]
SECURITIES AVAILABLE FOR SALE

NOTE 3 - SECURITIES AVAILABLE FOR SALE

The amortized cost and fair value of securities available for sale at December 31, 2013, September 30, 2013 and 2012 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2013
States and political subdivisions	$22,277	$484	$(238)	$22,523
U.S. Government agencies and sponsored entities	27,260	-	(1,260)	26,000
Government sponsored entities residential mortgage-backed:
FHLMC	17,390	38	(134)	17,294
FNMA	12,400	61	(118)	12,343
Collateralized mortgage obligations	3,834	-	(223)	3,611
SBA loan pools	4,190	101	-	4,291
Total securities	$87,351	$684	$(1,973)	$86,062

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2013
States and political subdivisions	$22,717	$476	$(258)	$22,935
U.S. Government agencies and sponsored entities	27,276	-	(1,164)	26,112
Government sponsored entities residential mortgage-backed:
FHLMC	17,986	69	(114)	17,941
FNMA	12,876	80	(100)	12,856
Collateralized mortgage obligations	4,065	-	(171)	3,894
SBA loan pools	4,192	-	-	4,192
Total securities	$89,112	$625	$(1,807)	$87,930

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2012
States and political subdivisions	$24,445	$1,743	$-	$26,188
U.S. Government agencies and sponsored entities	22,250	16	(9)	22,257
Government sponsored entities residential mortgage-backed:
FHLMC	25,330	444	-	25,774
FNMA	19,831	406	-	20,237
Total securities	$91,856	$2,609	$(9)	$94,456

The proceeds from sales of securities and the associated gross gains and losses are listed below (in thousands):

	December 31,		September 30,
	2013	2012	2013	2012
Proceeds	$-	$-	$4,145	$15,969
Gross gains	-	-	66	246
Gross losses	-	-	(44)	-

The provision for income taxes related to net realized gains and losses was $7,000 and $84,000 for the years ended September 30, 2013 and 2012, respectively, based on an income tax rate of 34%.

The amortized cost and fair value of the securities portfolio at December 31, 2013 and September 30, 2013 are shown by expected maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	December 31,		September 30,
	2013		2013
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(in thousands)		(in thousands)
Within one year	$-	$-	$415	$417
One to five years	2,780	2,889	1,505	1,558
Five to ten years	35,171	34,305	33,987	33,223
Beyond ten years	15,776	15,620	18,278	18,041
Mortgage-backed securities and collateralized mortgage obligations	33,624	33,248	34,927	34,691
Total	$87,351	$86,062	$89,112	$87,930

Securities pledged at December 31, 2013 and September 30, 2013 and 2012 had a carrying amount of $8,466,000, $8,522,000 and $6,479,000, respectively, and were pledged to secure public deposits and repurchase agreements.

At December 31, 2013 and September 30, 2013 and 2012, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of equity.

The following table summarizes the securities with unrealized losses at December 31, 2013, September 30, 2013 and 2012, aggregated by major security type and length of time in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
(Dollars in thousands)

December 31, 2013
States and political subdivisions	$7,302	$(238)	$-	$-	$7,302	$(238)
U.S. Government agencies and sponsored entities	20,916	(844)	5,084	(416)	26,000	(1,260)
Government sponsored entities residential mortgage backed:
FHLMC	10,769	(134)	-	-	10,769	(134)
FNMA	6,479	(118)	-	-	6,479	(118)
Collateralized mortgage obligations	3,611	(223)	-	-	3,611	(223)
Total securities	$49,077	$(1,557)	$5,084	$(416)	$54,161	$(1,973)

September 30, 2013
States and political subdivisions	$7,293	$(258)	$-	$-	$7,293	$(258)
U.S. Government agencies and sponsored entities	26,112	(1,164)	-	-	26,112	(1,164)
Government sponsored entities residential mortgage backed:
FHLMC	11,118	(114)	-	-	11,118	(114)
FNMA	6,696	(100)	-	-	6,696	(100)
Collateralized mortgage obligations	3,894	(171)	-	-	3,894	(171)
Total securities	$55,113	$(1,807)	$-	$-	$55,113	$(1,807)

September 30, 2012
U.S. Government agencies and sponsored entities	$10	$(9)	$-	$-	$10	$(9)
Total securities	$10	$(9)	$-	$-	$10	$(9)

Unrealized losses on bonds have not been recognized into income because the issuers of the bonds are of high credit quality, management does not intend to sell and it is not more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value is expected to recover as the bonds approach maturity.

NOTE 3 - SECURITIES AVAILABLE FOR SALE

The amortized cost and fair value of securities available for sale at September 30, 2014 and December 31, 2013 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
September 30, 2014
States and political subdivisions	$17,155	$609	$(8)	$17,756
U.S. Government agencies and sponsored entities	18,256	-	(499)	17,757
Government sponsored entities residential mortgage-backed:
FHLMC	15,023	92	(35)	15,080
FNMA	12,631	64	(39)	12,656
Collateralized mortgage obligations	4,955	-	(112)	4,843
Total securities	$68,020	$765	$(693)	$68,092

December 31, 2013
States and political subdivisions	$22,277	$484	$(238)	$22,523
U.S. Government agencies and sponsored entities	27,260	-	(1,260)	26,000
Government sponsored entities residential mortgage-backed:
FHLMC	17,390	38	(134)	17,294
FNMA	12,400	61	(118)	12,343
Collateralized mortgage obligations	3,834	-	(223)	3,611
SBA loan pools	4,190	101	-	4,291
Total securities	$87,351	$684	$(1,973)	$86,062

The proceeds from sales of securities and the associated gross gains and losses are listed below (in thousands):

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013
Proceeds	$-	$4,145	$19,721	$4,145
Gross gains	-	66	372	66
Gross losses	-	(44)	(78)	(44)

The amortized cost and fair value of the securities portfolio at September 30, 2014 are shown in the following table by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	September 30,
	2014
	Amortized	Fair
	Cost	Value
Securities with contractual maturities:
One to five years	$6,925	$7,101
Five to ten years	20,632	20,349
Beyond ten years	7,854	8,063
Mortgage-backed securities and collateralized mortgage obligations	32,609	32,579
Total	$68,020	$68,092

The following table summarizes the securities with unrealized losses at September 30, 2014 and December 31, 2013, aggregated by major security type and length of time in a continuous unrealized loss position (in thousands):

	Less Than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

September 30, 2014
States and political subdivisions	$1,078	$(8)	$-	$-	$1,078	$(8)
U.S. Government agencies and sponsored entities	1,003	(3)	16,754	(496)	17,757	(499)
Government sponsored entities residential mortgage backed:
FHLMC	2,314	(3)	1,757	(32)	4,071	(35)
FNMA	5,983	(12)	951	(27)	6,934	(39)
Collateralized mortgage obligations	1,755	(26)	3,088	(86)	4,843	(112)
Total temporarily impaired	$12,133	$(52)	$22,550	$(641)	$34,683	$(693)

December 31, 2013
States and political subdivisions	$7,302	$(238)	$-	$-	$7,302	$(238)
U.S. Government agencies and sponsored entities	20,916	(844)	5,084	(416)	26,000	(1,260)
Government sponsored entities residential mortgage backed:
FHLMC	10,769	(134)	-	-	10,769	(134)
FNMA	6,479	(118)	-	-	6,479	(118)
Collateralized mortgage obligations	3,611	(223)	-	-	3,611	(223)
Total temporarily impaired	$49,077	$(1,557)	$5,084	$(416)	$54,161	$(1,973)

Unrealized losses on bonds have not been recognized into income because the issuers of the bonds are of high credit quality, management does not intend to sell and it is not more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value is expected to recover as the bonds approach maturity.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement, and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.